Segmentation of key figures - Segment contribution and reconciliation to income before taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net sales	$ 2,782	$ 2,577	$ 5,467	$ 5,028
Other revenues	41	19	62	41
Cost of net sales	(1,130)	(1,196)	(2,293)	(2,267)
Cost of other revenues	(18)	(12)	(36)	(31)
Selling, general & administration	(964)	(870)	(1,846)	(1,683)
Research & development	(663)	(245)	(908)	(467)
Other income	6	5	17	154
Other expense	(43)	(31)	(160)	(60)
Operating income	11	247	303	715
Interest expense	(53)	(51)	(105)	(100)
Other financial income & expense	0	4	2	13
Share of loss from associated companies	(4)	(1)	(6)	(15)
(Loss)/income before taxes	(46)	199	194	613
Operating segments
Disclosure of operating segments [line items]
Net sales	2,782	2,577	5,467	5,028
Operating segments | Surgical
Disclosure of operating segments [line items]
Net sales	1,570	1,455	3,030	2,786
Other revenues	1	0	2	1
Cost of net sales	(600)	(553)	(1,163)	(1,049)
Cost of other revenues	(1)	0	(2)	(1)
Selling, general & administration	(428)	(372)	(814)	(728)
Research & development	(150)	(152)	(294)	(295)
Other income	0	0	0	0
Other expense	0	0	0	0
Operating income	392	378	759	714
Operating segments | Vision Care
Disclosure of operating segments [line items]
Net sales	1,212	1,122	2,437	2,242
Other revenues	40	19	60	40
Cost of net sales	(393)	(416)	(816)	(813)
Cost of other revenues	(17)	(12)	(34)	(30)
Selling, general & administration	(455)	(415)	(869)	(788)
Research & development	(104)	(90)	(201)	(162)
Other income	0	0	0	0
Other expense	0	0	0	0
Operating income	283	208	577	489
Not allocated to segments
Disclosure of operating segments [line items]
Net sales	0	0	0	0
Other revenues	0	0	0	0
Cost of net sales	(137)	(227)	(314)	(405)
Cost of other revenues	0	0	0	0
Selling, general & administration	(81)	(83)	(163)	(167)
Research & development	(409)	(3)	(413)	(10)
Other income	6	5	17	154
Other expense	(43)	(31)	(160)	(60)
Operating income	(664)	(339)	(1,033)	(488)
Interest expense	(53)	(51)	(105)	(100)
Other financial income & expense	0	4	2	13
Share of loss from associated companies	$ (4)	$ (1)	$ (6)	$ (15)